Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Components and Related Changes in Accumulated Other Comprehensive Income (Loss)

The components and related changes in accumulated other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2013 are as follows:

	Yen (millions)
	2011	2012	2013
Adjustments from foreign currency translation:
Balance at beginning of year	¥(977,488)	¥(1,268,233)	¥(1,385,045)
Current-period other comprehensive income (loss)	(290,745)	(116,812)	415,462

Balance at end of year	(1,268,233)	(1,385,045)	(969,583)

Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of year	29,724	30,299	36,198
Current-period other comprehensive income (loss)	575	5,899	7,933

Balance at end of year	30,299	36,198	44,131

Net unrealized gains (losses) on derivative instruments:
Balance at beginning of year	(324)	(156)	(185)
Current-period other comprehensive income (loss)	168	(29)	(52)

Balance at end of year	(156)	(185)	(237)

Pension and other postretirement benefits adjustments*
Balance at beginning of year	(260,074)	(257,290)	(297,046)
Current-period other comprehensive income (loss)	2,784	(39,756)	(14,057)

Balance at end of year	(257,290)	(297,046)	(311,103)

Total accumulated other comprehensive income (loss):
Balance at beginning of year	(1,208,162)	(1,495,380)	(1,646,078)
Current-period other comprehensive income (loss)	(287,218)	(150,698)	409,286

Balance at end of year	¥(1,495,380)	¥(1,646,078)	¥(1,236,792)

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments

The tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments are as follows:

	Yen (millions)
	Before-tax	Tax (expense) or benefit (note 11)	Net-of-tax
2011:
Adjustments from foreign currency translation	¥(298,902)	¥1,361	¥(297,541)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	166	312	478
Reclassification adjustments for losses (gains) realized in net income	116	(46)	70

Net unrealized gains (losses)	282	266	548

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	1,359	(545)	814
Reclassification adjustments for losses (gains) realized in net income	(1,077)	431	(646)

Net unrealized gains (losses)	282	(114)	168

Pension and other postretirement benefits adjustments*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(12,622)	7,426	(5,196)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	11,809	(4,070)	7,739

Net unrealized gains (losses)	(813)	3,356	2,543

Other comprehensive income (loss)	¥(299,151)	¥4,869	¥(294,282)

2012:
Adjustments from foreign currency translation	¥(119,910)	¥1,775	¥(118,135)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	9,438	(3,087)	6,351
Reclassification adjustments for losses (gains) realized in net income	(706)	167	(539)

Net unrealized gains (losses)	8,732	(2,920)	5,812

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(115)	39	(76)
Reclassification adjustments for losses (gains) realized in net income	78	(31)	47

Net unrealized gains (losses)	(37)	8	(29)

Pension and other postretirement benefits adjustments*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(72,225)	25,682	(46,543)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	10,734	(3,844)	6,890

Net unrealized gains (losses)	(61,491)	21,838	(39,653)

Other comprehensive income (loss)	¥(172,706)	¥20,701	¥(152,005)

2013:
Adjustments from foreign currency translation	¥433,640	¥(2,828)	¥430,812
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	12,336	(4,368)	7,968
Reclassification adjustments for losses (gains) realized in net income	24	(8)	16

Net unrealized gains (losses)	12,360	(4,376)	7,984

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(1,281)	484	(797)
Reclassification adjustments for losses (gains) realized in net income	1,197	(452)	745

Net unrealized gains (losses)	(84)	32	(52)

Pension and other postretirement benefits adjustments*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(36,611)	12,077	(24,534)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	14,394	(5,157)	9,237

Net unrealized gains (losses)	(22,217)	6,920	(15,297)

Other comprehensive income (loss)	¥423,699	¥(252)	¥423,447

*	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).